Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 18,582	$ 7,747	$ 42,594
Deferred	(422)	428	(2,526)
Income tax expense	$ 18,160	$ 8,175	$ 40,068
Effective tax rate	16.90%	13.40%	18.80%